Subsequent Events (Details Narrative) (10-K) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2020	Aug. 31, 2018	Jun. 29, 2020	Mar. 31, 2020
Proceeds from related party		$ 75,000		$ 200,000
Number of common stock shares issued for services and compensation			21,000,000	522,000,000
U.S. Small Business Administration [Member]
Proceeds from loans			$ 500,000
Paycheck Protection Program [Member]
Proceeds from loans			505,300
Paycheck Protection Program [Member] | U.S. Small Business Administration [Member]
Proceeds from related party	$ 505,300
Related Parties One [Member]
Proceeds from related party			2,091,135
Related Parties Two [Member]
Proceeds from related party			2,000,000
Non-Related Party [Member]
Proceeds from related party			$ 400,000
Third Party [Member]
Number of common stock repurchased, shares			9,079